Finance Receivables - Geographical Diversification (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Concentration Risk [Line Items]
Net Finance Receivables	$ 154,000,000	$ 6,483,000,000	$ 13,870,000,000
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member]
Concentration Risk [Line Items]
Net Finance Receivables	$ 15,390,000,000	$ 6,483,000,000
Percent	100.00%	100.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | I L
Concentration Risk [Line Items]
Percent	4.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | GEORGIA
Concentration Risk [Line Items]
Net Finance Receivables	$ 654,000,000	$ 283,000,000
Percent	4.00%	4.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | STATE UNKNOWN
Concentration Risk [Line Items]
Net Finance Receivables	$ 8,165,000,000	$ 3,259,000,000
Percent	53.00%	51.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | V A
Concentration Risk [Line Items]
Percent	5.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | OHIO
Concentration Risk [Line Items]
Net Finance Receivables	$ 769,000,000	$ 388,000,000
Percent	5.00%	6.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | P A
Concentration Risk [Line Items]
Percent	6.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | N C
Concentration Risk [Line Items]
Percent	9.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | TEXAS
Concentration Risk [Line Items]
Net Finance Receivables	$ 1,198,000,000	$ 237,000,000
Percent	8.00%	4.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | CALIFORNIA
Concentration Risk [Line Items]
Net Finance Receivables	$ 928,000,000	$ 533,000,000
Percent	6.00%	8.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | stpr:PA
Concentration Risk [Line Items]
Net Finance Receivables	$ 950,000,000	$ 388,000,000
Percent		6.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | stpr:IL
Concentration Risk [Line Items]
Net Finance Receivables	663,000,000	$ 412,000,000
Percent		6.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | stpr:NC
Concentration Risk [Line Items]
Net Finance Receivables	1,356,000,000	$ 634,000,000
Percent		10.00%
Geographic Concentration Risk [Member] | Loans and Finance Receivables [Member] | stpr:VA
Concentration Risk [Line Items]
Net Finance Receivables	$ 707,000,000	$ 349,000,000
Percent		5.00%